Nature of the Business and Summary of Significant Accounting Policies (Details Textual 1) (USD $) In Billions, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013 Employee	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue		$ 5.5	$ 5.5
Entity Number of Employees	130,000	130,000	120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number of Employees	13,000	13,000	13,000